OTHER PAYABLES - Disclosure of detailed information of other current payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Accrued expenses	$ 407	$ 597
Employees and payroll accruals	1,545	230
Government authorities	642	450
Advances from customers	741	0
Other payables	162	181
Total other payables	$ 3,497	$ 1,458